LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details - Schedule of Assets and Liabilities) - USD ($)	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Liabilities
Liabilities, total	$ 125,851	$ 125,851	$ 125,851
Ethan NY [Member]
Assets			0	$ 0
Liabilities
Accounts payable			94,835	94,835
Accrued expenses			31,016	31,016
Liabilities, total			$ 125,851	$ 125,851